Income Taxes - Disclosure of Detailed Information about Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Non-capital losses	$ 174,610	$ 66,912
Mineral properties, plant and equipment	934	36,591
Derivatives	31,355	0
Inventories	32,003	28,076
Reclamation and closure cost provisions	17,624	16,753
Accrued liabilities	14,528	16,211
Investments and loans and borrowings	19,187	11,440
Mining tax	6,025	10,071
Other	4,045	3,030
Total deferred income tax assets	300,311	189,084
Mineral properties, plant and equipment	(870,539)	(393,309)
Mining tax	(190,547)	0
Loans and borrowings	(23,539)	(26,814)
Inventories	(12,107)	(10,799)
Derivatives	0	(1,855)
Other	(1,212)	(1,011)
Total deferred income tax liabilities	(1,097,944)	(433,788)
Net deferred income tax liability	(797,633)	(244,704)
Deferred income tax assets	2,339	0
Deferred income tax liabilities	$ (799,972)	$ (244,704)